Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INDEX SERIES INC
Prospectus Date	rr_ProspectusDate	Jul. 13, 2012
Calvert Social Index Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[2]
Net expenses	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	456
10 Years	rr_ExpenseExampleYear10	1,048
2002	rr_AnnualReturn2002	(24.68%)
2003	rr_AnnualReturn2003	29.56%
2004	rr_AnnualReturn2004	7.74%
2005	rr_AnnualReturn2005	3.07%
2006	rr_AnnualReturn2006	11.38%
2007	rr_AnnualReturn2007	2.65%
2008	rr_AnnualReturn2008	(40.04%)
2009	rr_AnnualReturn2009	34.11%
2010	rr_AnnualReturn2010	13.23%
2011	rr_AnnualReturn2011	(0.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.52%)
1 year	rr_AverageAnnualReturnYear01	(0.51%)
5 years	rr_AverageAnnualReturnYear05	(1.44%)
10 years	rr_AverageAnnualReturnYear10	1.16%
Calvert Social Index Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.64%)
5 years	rr_AverageAnnualReturnYear05	(1.59%)
10 years	rr_AverageAnnualReturnYear10	1.02%
Calvert Social Index Fund | Class Y | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.15%)
5 years	rr_AverageAnnualReturnYear05	(1.23%)
10 years	rr_AverageAnnualReturnYear10	0.98%
Calvert Social Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT SOCIAL INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks. This objective may be changed by the Fund's Board of Directors without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the “Dow Jones TMI”). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2011, the capitalization range of the Calvert Social Index was $502 million to $376 billion, and the weighted average capitalization was $81.4 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2011, there were 671 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert’s evaluation of an issuer’s conduct relative to the Fund’s sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

		Sustainable and Socially Responsible Investing. The Fund’s sustainable and socially responsible investment criteria are described in this Prospectus under “About Sustainable and Socially Responsible Investing.” Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

		Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class Y shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

		Performance results for Class Y shares prior to July 13, 2012 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class Y shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	18.19%
Worst Quarter (of periods shown)	12/31/08	-25.52%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Calvert Social Index Fund | Calvert Social Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.22%
5 years	rr_AverageAnnualReturnYear05	(0.28%)
10 years	rr_AverageAnnualReturnYear10	2.16%
Calvert Social Index Fund | Lipper Multi-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.68%)
5 years	rr_AverageAnnualReturnYear05	(0.65%)
10 years	rr_AverageAnnualReturnYear10	3.50%

[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[2]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.60% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.